Fair Value Measurement- Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transferred	$ 411	$ 0	$ 157
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Net gain, net of hedges was realized for FVO assets and FVO liabilities	4	3	12	$ 7	$ 21
FVO liabilities gain (loss)	(8)	14	1	6	(3)
Level 3 of fair value hierarchy [member] | Cumulative translation adjustment [member]
Disclosure of detailed information about financial instruments [line items]
Accumulated FVO liabilities loss	(12)		(17)	$ (12)	$ (17)
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transferred	$ 844	$ 431	$ 1,284